Commitments and Contingencies (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Commitments and Contingencies [Abstract]
Rent expense	$ 35,000	$ 35,000	$ 70,000	$ 70,000	$ 139,000	$ 120,000